Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Premises and equipment [Abstract]
Premises and Equipment, Gross	$ 45,414,325	$ 46,676,137
Accumulated Depreciation	(20,453,880)	(21,799,668)
Premises and Equipment	24,960,445	24,876,469
Depreciation	1,595,253	1,527,392	1,676,820
Rental expense	613,000	490,000	447,000
Future minimum rental payments [Abstract]
2015	129,457
2016	73,883
2017	38,500
Total future minimum payments	241,840
Land [Member]
Premises and equipment [Abstract]
Premises and Equipment, Gross	8,270,678	7,790,167
Building [Member]
Premises and equipment [Abstract]
Premises and Equipment, Gross	23,894,943	23,832,454
Furniture, Fixtures and Equipment [Member]
Premises and equipment [Abstract]
Premises and Equipment, Gross	12,243,988	13,846,579
Leasehold Improvements [Member]
Premises and equipment [Abstract]
Premises and Equipment, Gross	990,626	970,346
Construction in Progress [Member]
Premises and equipment [Abstract]
Premises and Equipment, Gross	$ 14,090	$ 236,591